Principal Life Insurance Company 711 High Street, Des Moines, IA 50392 515 247 5111 tel

October 29, 2025

Via EDGAR

Securities and Exchange Commission
Attn: Division of Investment Management
100 F Street, NE
Washington D.C. 20549

Re:    Principal National Life Insurance Company Variable Life Separate Account (“Registrant”)
    Principal Executive Variable Universal Life III (“Policy”)
    Post-Effective Amendment No. 9 to Registration Statement on Form N-6
    File Nos. 333-233170, 811-22589

Commissioners:

On behalf of Principal National Life Insurance Company, transmitted for filing with the U.S. Securities and Exchange Commission (the “Commission”) is post-effective amendment no. 9 (the “Amendment”) to the above-referenced registration statement on Form N-6 (the “Registration Statement”). The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended. The purpose of the Amendment is to supplement the prospectus for the Policy, dated May 1, 2025. A description of the amended information is provided below. Each of these modifications will apply solely with respect to new Policies with Policy Dates on or after March 2, 2026. No changes are being made with respect to existing Policies.

The Registrant respectfully requests selective review of the Amendment in accordance with Securities Act Release No. 6510 (Feb. 15, 1984). In connection with this request for selective review, and as described further in the Amendment, the Amendment primarily reflects the following changes to the Policy:

•Changes to Premium Expense Charges (sales charges)
oDecreasing the current sales charge from 7.50% to 3.25% of premium paid up to target premium and increasing the maximum sales charge from 7.75% to 6.75% of premium paid up to target premium
oIncreasing the maximum sales charge on premium paid in excess of target premium from 3.75% to 6.75%
•Changes to cost of insurance charges
oFor the base Policy, increasing the minimum cost of insurance charge from $0.00167 to $0.00585 per $1,000 of net amount at risk
oFor the optional Supplemental Benefit Rider, increasing the minimum cost of supplemental insurance from $0.00062 to $0.00374 per $1,000 of net amount at risk
•Changes to asset based charges
oIncreasing the maximum asset based charge for the base Policy from 0.35% of Division value per year to 0.90% of Division value per year
oDecreasing the current asset based charge for the base Policy from 0.35% of Division value per year to 0.30% of Division value per year

oAdding of an asset based charge under the optional Supplemental Benefit Rider, in addition to the cost of supplemental insurance charge
oAdding an asset based charge multiplier under the optional Enhanced Cash Surrender Value Rider based on the applicable Enhancement Factor option, which increases asset based charges under the base Policy and, if elected, the Supplemental Benefit Rider
•Changes to the additional amount payable under the optional Enhanced Cash Surrender Value Rider.
Parts A and B contained in post-effective amendment no. 8 to the Registration Statement, filed on April 30, 2025, as well as a prospectus supplement filed on July 11, 2025, are incorporated by reference into the Amendment. The Amendment does not amend Part A except as otherwise set forth in the prospectus supplement. A new Part C is included as part of the Amendment, which includes a new form of Initial Summary Prospectus (“ISP”) exhibit. The Registrant also notes that the Amendment is substantially similar to a prior post-effective amendment to the same Registration Statement that was previously subject to review by the Commission staff (post-effective amendment no. 4, filed September 29, 2021).
Please contact the undersigned at 317-874.3803 or stecklein.kate@principal.com with any questions or comments on the Amendment or the Registrant’s request for selective review.

Sincerely,

/s/ Kate F. Stecklein
Counsel for Registrant